PORTFOLIO OF INVESTMENTS
Voya Russia Fund	as of July 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 91.3%
		Communication Services: 7.8%
304,000		Mobile TeleSystems PJSC ADR	$ 2,611,360	3.1
57,200	(1)	Yandex NV	3,885,596	4.7
			6,496,956	7.8

		Consumer Staples: 6.7%
24,300		Magnit OJSC	1,778,493	2.1
118,700		X5 Retail Group N.V. - FIVEL GDR	3,842,785	4.6
			5,621,278	6.7

		Energy: 28.9%
2,140,000		Gazprom PJSC	8,340,755	9.9
40,000		Lukoil PJSC ADR	3,435,600	4.1
37,000		Lukoil PJSC	3,177,024	3.8
12,450		Novatek PJSC GDR	2,770,461	3.3
115,000		Novatek PJSC	2,566,006	3.1
1,670,000		Sovcomflot PJSC	1,989,330	2.4
287,000		Tatneft PJSC	1,916,165	2.3
			24,195,341	28.9

		Financials: 14.5%
242,000		Halyk Savings Bank of Kazakhstan JSC GDR	3,610,640	4.3
8,467		Kaspi.KZ JSC GDR	958,465	1.1
1,050,000		Sberbank of Russia PJSC	4,389,814	5.3
80,000		Sberbank PAO ADR	1,330,400	1.6
2,800,000,000		VTB Bank PJSC	1,864,083	2.2
			12,153,402	14.5

		Industrials: 2.5%
2,300,000	(1)	Aeroflot PJSC	2,121,840	2.5

		Information Technology: 9.8%
9,850	(1)	EPAM Systems, Inc.	5,514,030	6.6
130,000	(1)	Grid Dynamics Holdings, Inc.	2,736,500	3.2
			8,250,530	9.8

		Materials: 21.1%
1,655,000		Alrosa PJSC	2,931,331	3.5
385,000		Kinross Gold Corp.	2,521,201	3.0
20,300		MMC Norilsk Nickel OJSC	7,016,402	8.4
28,500		PhosAgro OJSC GDR	542,355	0.7
36,100		PhosAgro PJSC	2,272,090	2.7
110,000		Polymetal International PLC	2,390,256	2.8
			17,673,635	21.1

	Total Common Stock
	(Cost $48,062,884)		76,512,982	91.3

PREFERRED STOCK: 7.3%
	Energy: 5.8%
2,700,000	Surgutneftegas	1,409,401	1.7
306,000	Tatneft	1,911,410	2.3
700	Transneft PJSC (Russia)	1,557,292	1.8
		4,878,103	5.8

	Financials: 1.5%
310,000	Sberbank of Russia	1,225,549	1.5

	Total Preferred Stock
	(Cost $4,836,538)	6,103,652	7.3

	Total Long-Term Investments
	(Cost $52,899,422)	82,616,634	98.6

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
248,419	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $248,419)	248,419	0.3

	Total Short-Term Investments
	(Cost $248,419)	248,419	0.3

	Total Investments in Securities (Cost $53,147,841)	$ 82,865,053	98.9
	Assets in Excess of Other Liabilities	886,429	1.1
	Net Assets	$ 83,751,482	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of July 31, 2021.

PORTFOLIO OF INVESTMENTS
Voya Russia Fund	as of July 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$6,496,956	$–	$–	$6,496,956
Consumer Staples	–	5,621,278	–	5,621,278
Energy	5,424,930	18,770,411	–	24,195,341
Financials	5,899,505	6,253,897	–	12,153,402
Industrials	–	2,121,840	–	2,121,840
Information Technology	8,250,530	–	–	8,250,530
Materials	3,063,556	14,610,079	–	17,673,635
Total Common Stock	29,135,477	47,377,505	–	76,512,982
Preferred Stock	–	6,103,652	–	6,103,652
Short-Term Investments	248,419	–	–	248,419
Total Investments, at fair value	$29,383,896	$53,481,157	$–	$82,865,053

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $53,473,019.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$30,062,023
Gross Unrealized Depreciation	(656,871)

Net Unrealized Appreciation	$29,405,152